Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0001723128
Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES